Other comprehensive income	9 Months Ended
Sep. 30, 2019
Other comprehensive income/(loss)
Other comprehensive income
2 0 .	Other comprehensive income
Changes in the composition of accumulated other comprehensive income attributable to ordinary shareholders for the nine months ended September 30, 2018 and 2019 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of January 1, 2018	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,768,935	(21,076)	2,747,859

Balances as of September 30, 2018	3,430,620	2,678	3,433,298
Balances as of January 1, 2019	3,358,469	627	3,359,096
Other comprehensive income	1,523,784	37,583	1,561,367

Balances as of September 30, 2019	4,882,253	38,210	4,920,463

Amounts included in accumulated other comprehensive
income are recorded net of their related income tax effects.